Exhibit 99.3

EXECUTIVE SUMMARY

MSRM 2026-NQM3

By Clarifii LLC on March 4, 2026

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 1

CLARIFII CONTACT INFORMATION

Christine Aug	Jason Luttenberger
Vice President of Due Diligence	President and Chief Operating Officer
Phone: 813.735.4487	Phone: 917.742.7797
E-mail: Christine.Aug@Clarifii.com	E-mail: Jason.Luttenberger@Clarifii.com

OVERVIEW

Clarifii LLC (“Clarifii”) conducted an independent third-party pre-securitization due diligence review (the “Review”) of 176 Loans (the “Loans”) originated by a correspondent lender and acquired by Morgan Stanley Mortgage Capital Holdings LLC and/or its affiliates (the “Client”) for the MSRM 2026-NQM3 transaction. The Loans referenced in this narrative report were reviewed between 03/2025 to 02/2026 by Clarifii. This narrative report provides information about the scope of work performed by Clarifii, and the results of Clarifii’s review.

ORIGINATORS

Origination channels for the Loans in this review:

Origination Channel	Loan Count	% of Pool	Original Balance
Retail	89	50.56%	$51,843,786.00
Correspondent Flow with Delegated UW	18	10.23%	$11,207,321.00
Correspondent Bulk	1	0.57%	$303,000.00
Correspondent Flow without Delegated UW	1	0.57%	$1,125,000.00
Wholesale	67	38.07%	$45,308,937.00
Total	176	100.00%	$109,788,044.00

The Review consisted of a population of 176 Loans, with an aggregate principal balance of $109,788,044.00.

CLARIFII’S THIRD PARTY REVIEW (TPR) SCOPE OF WORK

The scope of work for this transaction consisted of credit, property valuation, and regulatory compliance reviews, plus a data integrity check, and were performed in accordance with rating agency loan level review standards in place as of the date of the review.

LOAN SAMPLING

The Clients defined the sample size and requested Clarifii to perform a random sample of the Loans to be included in the Review. To Clarifii’s knowledge, the Review covered 100% of the transaction Loan population.

The Review was conducted consistent with the criteria for the Nationally Recognized Statistical Rating Organizations (“NRSROs”) specified below:

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 2

Identity of NRSRO	Title and Date of Criteria
S&P Global Ratings

Global Methodology And Assumptions: Assessing Pools Of Residential Loans, January 25, 2019;

Global Methodology And Assumptions: Assessing Pools Of Residential Loans--U.S. And Canada Supplement, February 21, 2025

Kroll Bond Rating Agency, LLC	U.S. RMBS Rating Methodology, December 7, 2023
Moody’s Investors Service, Inc.	Moody’s Approach to Rating US RMBS Using the MILAN Framework dated July 18, 2024
DBRS, Inc.	Third-Party Due Diligence Criteria for U.S. RMBS Transactions, September 30, 2024

DATA INTEGRITY

Clarifii performed a data comparison review of the data fields provided by the Clients on the Loan tape to the data found in the Loan file as captured by Clarifii. This comparison, when specific data was available, included the following data fields and tolerance levels noted below.

Data Comparison Fields
Amortization Term
Amount of Other Lien
Application Date
Balloon Flag
Borrower 1 Any Outstanding Judgments?
Borrower 1 Any part of down payment borrowed?
Borrower 1 Bankruptcy in past 7 years?
Borrower 1 Birthdate
Borrower 1 Citizen
Borrower 1 Country Name
Borrower 1 Credit Report Date
Borrower 1 Do you intend to occupy property as primary residence?
Borrower 1 Email or Internet
Borrower 1 Employer 1 Position
Borrower 1 Employer 1 Years in Line of Work
Borrower 1 Employer 2 Position
Borrower 1 Employer 2 Self-Employment Flag
Borrower 1 Employer 3 Self-Employment Flag
Borrower 1 Ethnicity - I do not wish to provide this information
Borrower 1 Ethnicity - Not Hispanic or Latino
Borrower 1 Ethnicity Visual Observation or Surname
Borrower 1 First Name

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 3

Borrower 1 Foreclosure in past 7 years?
Borrower 1 FTHB
Borrower 1 Has there been ownership in a property in last 3 yrs
Borrower 1 How was title held?
Borrower 1 Last Name
Borrower 1 Marital Status
Borrower 1 Middle Name
Borrower 1 Name of Employer1
Borrower 1 Name of Employer 2
Borrower 1 Name of Employer 3
Borrower 1 Originator Citizenship Designation
Borrower 1 Other Income
Borrower 1 Qualifying Income
Borrower 1 Race - Black or African American
Borrower 1 Race - I do not wish to provide this information
Borrower 1 Race - Other Asian
Borrower 1 Race - White
Borrower 1 Rent or Own
Borrower 1 Self-Employment Flag
Borrower 1 Sex - Female
Borrower 1 Sex - I do not wish to provide this information
Borrower 1 Sex - Male
Borrower 1 Sex Visual Observation or Surname
Borrower 1 SSN
Borrower 1 Telephone Interview
Borrower 1 Years in Current Home
Borrower 2 Birthdate
Borrower 2 Citizen
Borrower 2 Do you intend to occupy property as primary residence?
Borrower 2 Employer 1 Position
Borrower 2 Employer 1 Years in Line of Work
Borrower 2 Ethnicity - I do not wish to provide this information
Borrower 2 Ethnicity - Not Hispanic or Latino
Borrower 2 First Name
Borrower 2 Last Name
Borrower 2 Marital Status
Borrower 2 Middle Name
Borrower 2 Name of Employer1
Borrower 2 Qualifying Income
Borrower 2 Race - I do not wish to provide this information
Borrower 2 Race - White
Borrower 2 Rent or Own
Borrower 2 Self-Employment Flag
Borrower 2 Sex - Female

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 4

Borrower 2 Sex - I do not wish to provide this information
Borrower 2 Sex - Male
Borrower 2 SSN
Borrower 2 Telephone Interview
Borrower 2 Years in Current Home
Business Purpose Flag
Calculated DSCR
Cash Disbursement Date
Date Last Rate Was Set
FHA Streamline/VA IRRL Indicator
Final Reviewed QM Status
First Payment Date
Initial Monthly P&I Or IO Payment
Interest Only Flag
Interest Only Term
Interest Rate
Investor Loan ID
Lender Name
Lien Position
Loan Amount
Loan ID
Loan Origination Company
Loan Origination Company NMLS
Loan Program
Loan Purpose
Loan Type
Maturity Date
MIN No
Monthly Hazard Insurance Premium
Monthly Property Tax Amount
Negative Amortization Flag
Note Date
Note Type
Number of Borrowers
Number of Mortgaged Properties
Number of Units
Occupancy
Origination Foreclosure Flag
Originator Doc Type
Originator QM Status
Payment Frequency
Prepayment Penalty Flag
Prepayment Penalty Total Term
Primary Appraised Property Value

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 5

Property Address
Property City
Property County
Property Rights
Property State
Property Type
Property Value
Property Zip Code
Qualifying CLTV
Qualifying FICO
Qualifying LTV
Qualifying Total Debt Income Ratio
Qualifying Total Reserves Number of Months
Refinance Type
Sales Price
Seller Loan ID
Short Term Rent Source
Subject Property Gross Rental income
Term
Total Qualified Assets Available For Reserves
Total Qualifying Income
ULI
Underwriting Guideline Name
Verified Doc Type

CREDIT UNDERWRITING

Clarifii reviewed each Loan file to determine the adherence to defined underwriting or credit extension guidelines, standards, criteria, or other requirements provided by Clients, including, as applicable, Ability to Repay and Qualified Mortgage requirements. The Credit Qualification review consisted of the following:

●	Loan Attributes

To determine borrower program eligibility, Clarifii verified the following Loan attributes and, where applicable, recalculated based on the information provided:

–	Assets and Reserves

–	Gross Income

–	Lien Position

–	Loan Purpose

–	Housing History

–	Loan to Value Ratio (LTV) and Combined Loan to Value Ratio (CLTV)

–	Monthly Debt

–	Occupancy

–	Property Type

–	Qualifying principal, interest, tax, insurance, and association dues (PITIA)

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 6

–	Debt to Income Ratio (DTI)

–	Residual Income

–	Debt Service Coverage Ratio (DSCR)

●	Credit Application

Clarifii verified the following items per the Uniform Residential Loan Application Form 1003 (1003):

-	All known borrower-owned properties are disclosed on the Real Estate Owned (REO) Section 2

–	Borrower(s) employment history

–	Citizenship and eligibility

–	First time home buyer status

–	The application was signed by all borrowers

–	The application was substantially complete

●	Credit History

Clarifii verified the following items:

–	A credit report or alternative credit history as applicable to Loan type is present for each borrower

–	Bankruptcy and foreclosure seasoning

–	Captured the monthly consumer debt payments for use in the applicable DTI calculation

–	Installment and revolving payment history

–	Mortgage/Rental payment history

–	Verified and reviewed Real Estate Owned, Office of Foreign Assets Control (OFAC) search, and Fraud Alerts

–	Number of tradelines

–	Credit Score(s) and Qualifying Score Methodology

●	Employment and Income

When applicable, Clarifii determined whether all supporting documentation as required by the guidelines and Ability to Repay/Qualified Mortgage Rule (ATR/QM) were complete and accurate. The documentation was used to verify whether the income used to qualify the Loan was calculated in accordance with the guidelines. Documentation verified employment and income were deemed acceptable if it was a third-party document as required by the guidelines and ATR when applicable and may include:

–	Tax returns

–	Financial statements

–	Paystubs

–	IRS Form W-2s

–	IRS Form 1099

–	IRS documents

–	Bank statements

–	Lease agreements

–	Award letters

–	Other documentation in Loan file

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 7

●	Fraud Review

For all Loans, Clarifii utilized the results from an independent, third-party fraud tool as well as information in the Loan file to identify and address any potential misrepresentations including:

–	Borrower identity

■	Social Security inconsistencies

■	Borrower name variations

–	Occupancy

■	Borrower address history

■	Subject property ownership history

–	Employment

–	Licensing verification with the Nationwide Multistate Licensing System & Registry (NMLS):

■	Mortgage lender/originator

■	Loan officer

–	OFAC

●	Asset Review

Clarifii assessed whether the asset documentation required by the guidelines and ATR, when applicable, was present in the Loan file and within required timeframe. Documentation used to verify assets for down payment, closing costs, prepaid items and reserves may have included:

–	Verification of deposits (VOD)

–	Depository account statements

–	Stock or security account statements

–	Gift funds

–	Settlements statements

–	Other evidence of conveyance and transfer of funds if a sale of assets was involved

–	Other documentation in Loan file

–	Asset documents were reviewed to determine any large deposits and appropriate sourcing of funds

●	Property Insurance and Taxes

Clarifii confirmed the presence of the insurance and tax information for the following:

–	Confirmed that the flood certification is for the correct borrower, property, lender, and Loan number and is a “Life of Loan” certification

–	Confirmed that the mortgagee clause lists the lender’s name and “its successors and assigns”

–	Confirmed that the premium amount on both the hazard and flood insurance match figures from the DTI calculations

–	For condominium properties, confirmed that the blanket policy meets the minimum amount of coverage in the guidelines

–	For properties in a flood zone, per the flood certification, confirmed that flood insurance meets guideline requirements in the file and met the minimum required amount of coverage in the guidelines

–	Reviewed Tax Certificate to verify and compare monthly escrows used to calculate DTI matches and taxes are current

–	Verified that the hazard insurance meets the minimum required amount of coverage in the guidelines

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 8

●	Debt Service Coverage Ratio (DSCR)

–	Calculated DSCR, as required by guidelines

–	Confirmed documentation requirements have been met

–	Summed principal and interest or interest payment, along with taxes, insurance and HOA payments to arrive at monthly property expense. This summed amount is used as the denominator to the monthly lease or estimated lease income, as required by guidelines

DOCUMENT REVIEW

Clarifii reviewed each Loan file and verified if the following documents were included in the file and if the data on these documents was consistent (where applicable):

●	Initial and Final 1003 Application

●	Note

●	Mortgage/Deed of Trust

●	Appraisal

●	Sales Contract

●	Title Commitment/Policy

●	Junior Lien/Subordination Agreement

●	Mortgage Insurance

●	Underwriting Approval Documentation inclusive, but not limited to documents listed in the Credit Review section

●	Flood Certification

●	Initial and Final Loan Estimate (LE)

●	Initial and Final and Closing Disclosure (CD)

●	Post-Consummation Closing Disclosure (PCCD), as applicable

COMPLIANCE REVIEW

Clarifii reviewed each Loan file, when applicable, and verified that it was consummated in compliance with the applicable federal, state, and local anti-predatory lending statutes in effect at the time of origination of the mortgage loan. Compliance verification and validation that each mortgage Loan met the relevant provisions of:

Anti-Predatory Lending Requirements, that are imposed by federal, state and/or local statutory, regulatory, or authoritative determinations (e.g., state constitutional provisions, ordinances, interpretations, judicial determinations, etc.) that impose civil or criminal liability upon the Assignee or may cause significant loss severity to the value of the Loan, including the Home Ownership and Equity Protection Act (HOEPA) and any state and local high-cost home loan laws. Assignee shall have the meaning as defined in the Truth in Lending Act (TILA).

Truth in Lending Act (TILA), as amended by HOEPA, 15 U.S.C. § 1601 et seq., as implemented by Regulation Z, 12 C.F.R. Part 1026

Real Estate Settlement Procedures Act (RESPA), 12 U.S.C. § 2603, as implemented by Regulation X, 12 C.F.R. Part 1024

Equal Credit Opportunity Act (ECOA), 15 U.S.C. § 1691, as implemented by Regulation B, 12 C.F.R. § 1001.1(b)

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 9

●	Compliance Documentation Requirements

Clarifii reviewed the following documents as they related to regulatory compliance:

–	Initial and final application (1003)

–	Note, including all addendums

–	Copy of note for any junior liens (if applicable)

–	Mortgage / Deed of Trust, including all riders

–	Initial, Interim, and Final Loan Estimates (LE)

–	Initial CD (i.e., the CD required to be received by the borrower(s) at least 3 business days prior to consummation) and re-disclosed CDs (as applicable and permitted by TILA/Regulation Z)

–	Notice of Right to Cancel (when applicable)

–	Rate Lock Date

–	HOEPA Disclosures (when applicable)

–	Initial Escrow Account Disclosure

●	Anti-Predatory Lending (Assignee Liability)

Loans were reviewed for violations of federal, state & local high cost, higher-priced and/or consumer finance laws and regulations that carry Assignee Liability, including those defined below. Any Loan that is determined to be classified and/or defined as high cost, higher-priced, subprime, threshold, predatory high risk, covered or similar classification/definition was reported.

●	Compliance Testing of Truth-in-Lending Act (TILA)/Regulation Z Elements

Clarifii reverified and retested, when applicable, the following TILA and Regulation Z elements:

–	TILA/RESPA Integrated Disclosure Testing (TRID)

Reviewed and compared LEs and CDs with a report outlining any TILA violations, including a recalculation of disclosed finance charges, principal and interest calculations, proper completion of the Projected Payments table, total of payments, finance charges, amount financed, recalculation of disclosed APR and a review to determine if disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes. Testing was conducted to fulfill the elements Structured Finance Association (SFA) TRID Compliance Review Scope (“TRID Grid 3.0” v.12/05/2019).

–	Right of Rescission

Reviewed the TILA Right of Rescission, Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensured proper execution of the Notice of Right to Cancel by all required parties, verified the disbursement date and determined if a full three (3) day rescission period was provided to the borrower(s). The appropriate Model Form was tested according to applicable U.S. Court of Appeals, Circuit Court rulings.

–	Qualified Mortgage and Ability to Repay

Reviewed to ensure the mortgage loan meets the applicable Qualified Mortgage (“QM”) and Ability-to-Repay (“ATR”) requirements as set forth in regulations promulgated by the Consumer Financial Protection Bureau as found at 12 CFR § 1026.43.

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 10

–	Real Estate Settlement Procedures Act (RESPA)/Regulation X

Reviewed to ensure compliance with RESPA/Regulation X documentation and timing requirements in effect at origination of the mortgage loan for RESPA disclosures (Servicing Disclosure Statement; Affiliated Business Arrangement Disclosure; Initial Escrow Disclosure Statement; List of Homeownership Counselling Organizations).

–	Equal Credit Opportunity Act (ECOA)/Regulation B

Confirmed compliance with the January 18, 2014, requirements regarding the disclosure of the right to receive a copy of appraisals within three (3) business days of application, the right to receive a copy of the appraisals at least three (3) business days prior to consummation and any applicable waiver. The disclosure of the right to receive a copy of appraisals was met by the disclosure on the Loan Estimate pursuant to 12 CFR § 1026.27(m)(1).

–	Fair Credit Reporting Act (FRCA)/Regulation V

Confirmed compliance with the current FCRA/Regulation V requirements regarding risk-based pricing notice, credit score disclosure and Notice to Home Loan Applicant, as applicable.

–	Miscellaneous Compliance Testing

■	Mandatory Arbitration – Clarifii reported mandatory arbitration provisions present in the Loan file.

■	Single Premium Credit Insurance – Clarifii reported single premium credit insurance policies or debt cancellation agreements present in the Loan file.

■	State prepayment and late charge restrictions – Clarifii reported instances where a prepayment penalty that exceeds the state permitted penalty has expired.

●	State and Local Anti-Predatory Requirements

The following is an itemization of the current and historical state and local anti-predatory lending requirements, considered customary in secondary market due diligence compliance testing and reviewed by Clarifii:

–	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.

–	California Anti-Predatory Lending (“Covered Loan”, Cal. Fin. Code § 4970 et seq.

–	California Higher-Priced Mortgage Loan (“CA HPML”), Cal. Fin. Code § 4995 et seq.

–	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq.

–	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. § 36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).

–	Connecticut Nonprime Home Loans, Conn. Gen. Stat. §§ 36a-760 et seq. (2008-2009) and (2009-Current)

–	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.

–	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (2002 – 2014).

–	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).

–	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq. (2003).

–	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq. (Repealed)

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 11

–	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003), Ill. Comp. Stat. tit. 815 §§ 137/1 et seq. (2004).

–	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).

–	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.

–	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).

–	Indiana Home Loan Practices Act, as amended by HB 1179 (2005) Ind. Code § 24-9-1 et seq.

–	Kansas Consumer Credit Code, Section 16a-3-308a, Kan. Stat. Ann. § 16a-1-101 et seq. 16.

–	Kentucky Anti-Predatory Lending Statute, as amended by Kentucky House Bill 552 (2008), Ky. Rev. Stat. § 360.100 et seq.

–	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007), 2125 (2008) and 1439 (2009), and regulation Z-3.

–	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).

–	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.

–	Massachusetts High-Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183I.

–	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, § 28C.

–	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR § 8.00 (15-17).

–	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 Mass. Code Regs. §§ 32.00 et seq.

–	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, § 17B.5.

–	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

–	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).

–	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.

–	Nevada Anti-Predatory Lending Law, AB No. 284 (2003), as amended by AB 4 (2007), Nev. Rev. Stat. § 598D.010 et seq.

–	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.

–	New Mexico Home Loan Protection Act, SB 449 (2003) and as amended by SB 342 (2009), N.M. Stat. Ann. § 58-21A-1 et seq.

–	New York High-Cost Home Loan Regulations (1A – Original Part 41), 3 NYCCR Part 41 (2001).

–	New York High-Cost Home Loan Act (1B - § 6-l), N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).

–	New York Subprime Home Loans, NY Bank. Law § 6-m.

–	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1I(a); 24-10.2(a) as amended.

–	Ohio Anti-Predatory Lending Statute, HB 386, as amended by S.B. 185 (2006), Ohio Rev. Code Ann. § 1.63.

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 12

–	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.

–	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.

–	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004-618, Muni. Code §§ 201.01 et seq.

–	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).

–	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9-1 et seq.

–	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

–	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.

–	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).

–	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.

–	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq.

–	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.

–	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.

–	The disclosure requirements and prohibitions of Section 50(a)(6) and 50(f)(2) of Article XVI of the Texas Constitution

–	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.

–	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

–	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

–	Virginia Mortgage Lender and Broker Act (for Loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.

–	Virginia Mortgage Lender and Broker Act (for Loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.

–	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.

–	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.

–	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.

–	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

●	Business Purpose Loan Compliance Review

–	Non-Owner Occupied Declaration Disclosure

a.	Verify reflects correct address

b.	Verify application address is different from subject property

c.	Verify executed by all borrowers

–	Review Note accuracy and properly executed

–	Review Mortgage and applicable riders for accuracy and properly executed

–	Occupancy Letter (must state that borrower(s) will not reside in the property

–	HMDA section (Information for Government Monitoring Purposes) of the application (initial and/or final)

–	If property is in a flood zone, Flood Notice must be provided prior to closing

–	Right to Receive Copy of Appraisal or Appraisal Waiver Disclosure

–	Letter of Explanation detailing the use of proceeds.

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 13

–	Borrower’s statement of purpose for the Loan.

–	State License requirements when applicable

–	State Predatory lending and high cost when applicable

QUALIFIED MORTGAGE (QM)

With respect to QM (Safe Harbor and Rebuttable Presumption) designated Loans, Clarifii reviewed the Loan to determine whether, based on available information in the Loan file, (i) the Loan contained risky Loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceeded the applicable QM threshold, (iii) the monthly payment was calculated appropriately, (iv) the creditor considered and verified income or assets at or before consummation, (v) the creditor appropriately considered debt obligations, alimony and child support, and (vi) at the time of consummation, if the debt-to-income ratio exceeded 43% (calculated in accordance with Appendix Q to Regulation Z). This portion of the Review included a recalculation of all income and liabilities with attention to the appropriate documentation of each source.

If a Loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable Agency, as permitted under the QM final rule, Clarifii reviewed the Loan to determine whether, based on available information in the Loan file the Loan satisfied (i), (ii) and (iii) in the preceding paragraph and reviewed the Automated Underwriting System output within the file to confirm agency eligibility.

For each QM designated Loan that satisfied the applicable requirements enumerated above, Clarifii then determined whether the Loan was a Safe Harbor QM or Rebuttable Presumption QM by comparing the Loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain applicable percentage.

ABILITY TO REPAY (ATR)

Clarifii reviewed the Loan to determine whether, based on available information in the Loan file, the creditor considered, as applicable, the following eight underwriting factors, and verified such information using reasonably reliable third-party records, at or before consummation: (i) the consumer’s current or reasonably expected income or assets, (ii) if the creditor relied on income from the consumer’s employment in determining repayment ability, the consumer’s current employment status; (iii) the consumer’s monthly payment; (iv) the consumer’s monthly payment on any simultaneous Loan that the creditor knows or has reason to know will be made; (v) the consumer’s monthly payment for mortgage-related obligations; (vi) the consumer’s current debt obligations, alimony, and child support; (vii) the consumer’s monthly debt-to-income ratio or residual income; and (viii) the consumer’s credit history. This portion of the Review also focused on full recalculation of income and debts, as well as the documentation provided to support each item used in originator’s determination of the ability to repay.

Note: for Loans designated as QM – Agency eligible (QM – Temporary), Clarifii did not review for compliance with the requirements of Appendix Q or General Ability to Repay.

Clarifii reviewed Loans to determine their conformity with the ATR/QM factors above, and did not render an independent assessment or opinion, warranty or represent that a Loan will be deemed to conform to Safe Harbor, Rebuttable Presumption, ATR, or other status based on any additional or revised factors that may be considered by legislative, regulatory, administrative, or judicial authorities (Authorities). Clarifii

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 14

does not represent or warrant that the factors for which it has reviewed that the Loans constitute all the factors and/or criteria that Authorities may consider in determining the status of a Loan.

Clarifii’s review was based on information contained in the Loan file at the time it was provided for review. All Loans in the population reviewed by Clarifii were investment properties and were found to not be ATR/QM applicable.

VALUATION REVIEW

Clarifii reviewed all appraisals and alternative value tools used to qualify the Loan for reasonableness of estimated value, comparable sales, completeness of data and eligibility of the appraiser, compared to underwriting guidelines, variances, and tolerances. Clarifii determined that the appraised value appeared to be supported, based on the valuation provided by the Independent Third-party Review.

●	Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA)

Clarifii checked for the presence of the appraiser’s license and reviewed for the presence of any red flags related to the mortgaged property that may have posed a risk to the property or occupants.

●	Uniform Standards of Professional Appraisal Practice (USPAP)

Clarifii confirmed the appraiser’s certification is present and executed within the original appraisal.

INDEPENDENT THIRD-PARTY VALUES

Clarifii applied a cascade methodology to determine if the original appraisal value was reasonably supported when compared to an independent third-party valuation product.

Valuation Reconciliation Process:

●	If the AVM (Automated Valuation Model) supported the origination appraised value within -10% variance, no additional products were required.

●	If the Desk Review supported the origination appraised value within a -10% variance, no additional products were required.

●	In the event the Desk Review process yielded material exceptions or had a value exceeding a negative ten percent (-10%) variance, a field review was ordered to further establish the supported value, unless guidelines allowed for the use of the lower Desk Review or Broker Price Opinion value for purpose of LTV/CLTV/HCLTV.

Uniform Collateral Data Portal (UCDP) Risk Score:

●	For Loans with a Fannie Mae Collateral Underwriter Score (CU), if an CU Score was available and the CU Score was greater than 2.5, a Desk Review was either reviewed in the Loan file or ordered by Clarifii. If the CU Score was less than or equal to 2.5, a Desk Review was not obtained/required based on market acceptance of UCDP Risk Score.

●	For Loans with a Freddie Mac Loan Collateral Advisor Score (LCA), if an LCA Score was available and the LCA Score was greater than 2.5, a Desk Review was either reviewed in the Loan file or ordered by Clarifii. If the LCA Score was less than or equal to 2.5, a Desk Review was not obtained/required based on market acceptance of UCDP Risk Score.

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 15

VALUATION RESULTS SUMMARY

The table below summarizes the Loans that contained independent third-party valuation product as well as Loans with acceptable UCDP Risk Scores:

Valuation Product	# of Files – No Hit	# of Files > -10% Variance to OA or Confidence < 80%	Number of Files within -10% of OA or Acceptable UCDP Risk Score *
No Secondary Product	0	0	0
AVM	0	0	2
BPO	0	0	1
LCA and/or CU Score <=2.5	0	0	60
Desk Review	0	0	102
Field Review	0	0	1
Second Full Appraisal	0	0	10

DUE DILIGENCE GRADING CRITERIA

Upon completion of the Loan file due diligence review, Clarifii assigned comprehensive grading that considers critical factors based on the specific review completed, in addition to product, clients, and rating agency requirements.

The National Recognized Statistical Rating Organizations (NRSRO) criteria referenced for this report and utilized for grading descriptions is based upon the NRSRO listed in the Asset-Backed Securities Form ABS Due Diligence-15E.

Final Event Grade

A	Loan meets Credit, Compliance, and Valuation Guidelines.
B	The Loan materially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and materially meets published guidelines.
C	The Loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 16

Credit Event Grade

A	The Loan meets the published guidelines without any exceptions. The employment, income, assets, and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the Loan is documented and reasonable.
B	The Loan materially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets, and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the Loan is documented and reasonable.
C	The Loan does not materially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets, or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the Loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review, or the credit file was not furnished.

Valuation Event Grade

A	The value is supported within 10% of the original appraisal by supporting documents (CDA, Field Review or Second Appraisal). The appraisal was performed on an “as-is” basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used Government-Sponsored Enterprise (GSE) approved forms.
B	The value is not supported within 10% of the original appraisal by supporting documents and there are no other valuation support documents provided. The valuation methodology substantially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an “as-is” basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition, or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 17

Compliance Event Grade

A	The Loan is compliant with all applicable laws and regulations. The legal documents accurately reflect the agreed upon Loan terms and are executed by all applicable parties.
B	The Loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon Loan terms and are executed by all applicable parties. Client review required.
C	The Loan violates one material law or regulation. The material disclosures are missing, or the legal documents do not accurately reflect the agreed upon Loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review, or the required legal documents were not furnished.

CLARIFII DUE DILIGENCE RESULTS

Below are the final overall Loan grades for this review, as well as the credit, property valuation, and regulatory compliance component review grades.

Final Overall Loan Grade Results

Overall Review Results
Overall Grade	Loan Count	% of Sample
A	134	76.14%
B	42	23.86%
C	0	0.00%
D	0	0.00%
Total	176	100.00%

The overall grade summary reflects the combination of the credit, property valuation and regulatory compliance component reviews into one overall grade. The overall grade assigned is the most severe grade from each of the component reviews.

Final Credit Component Grade Results

Credit Grade Summary
Credit Grade	Loan Count	% of Sample
A	147	83.52%
B	29	16.48%
C	0	0.00%
D	0	0.00%
Total	176	100.00%

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 18

Final Property Valuation Grade Results

Property Grade Summary
Property Grade	Loan Count	% of Sample
A	176	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%
Total	176	100.00%

Final Regulatory Compliance Grade Results

Compliance Grade Summary
Compliance Grade	Loan Count	% of Sample
A	161	91.48%
B	15	8.52%
C	0	0.00%
D	0	0.00%
Total	176	100.00%

ADDITIONAL LOAN SUMMARY DETAILS

Amortization Type

Amortization Type	Loan Count	% of Pool	Original Balance
Fixed	176	100.00%	$109,788,044.00
Total	176	100.00%	$109,788,044.00

Occupancy

Occupancy	Loan Count	% of Pool	Original Balance
Primary Residence	49	27.84%	$37,977,236.00
Second Home	2	1.14%	$4,005,000.00
Investment	125	71.02%	$67,805,808.00
Total	176	100.00%	$109,788,044.00

Loan Purpose

Loan Purpose	Loan Count	% of Pool	Original Balance
Refinance	94	53.41%	$62,823,398.00
Purchase	82	46.59%	$46,964,646.00
Total	176	100.00%	$109,788,044.00

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 19

Lien Position

Lien Position	Loan Count	% of Pool	Original Balance
1	176	100.00%	$109,788,044.00
Total	176	100.00%	$109,788,044.00

Original Term

Original Term	Loan Count	% of Pool	Original Balance
180	1	0.57%	$715,000.00
480	2	1.13%	$1,040,500.00
360	173	98.30%	$108,032,544.00
Total	176	100.00%	$109,788,044.00

DATA COMPARE RESULTS

Clarifii provided Clients with a copy of the Loan Level Data Compare Report which shows the differences between the data received by the sellers versus the data captured by Clarifii during the Loan review.

Summary of Data Compare Results

Data Comparison Fields	Loans With Discrepancy	Total Times Compared	Accuracy %
Amortization Term	0	45	100.00%
Amount of Other Lien	3	18	83.33%
Application Date	4	31	87.10%
Balloon Flag	0	31	100.00%
Borrower 1 Any Outstanding Judgments?	0	31	100.00%
Borrower 1 Any part of down payment borrowed?	0	22	100.00%
Borrower 1 Bankruptcy in past 7 years?	0	46	100.00%
Borrower 1 Birthdate	0	31	100.00%
Borrower 1 Citizen	0	31	100.00%
Borrower 1 Country Name	1	31	96.77%
Borrower 1 Credit Report Date	1	15	93.33%
Borrower 1 Do you intend to occupy property as primary residence?	0	28	100.00%
Borrower 1 Email or Internet	0	8	100.00%
Borrower 1 Employer 1 Position	0	10	100.00%
Borrower 1 Employer 1 Years in Line of Work	0	10	100.00%
Borrower 1 Employer 2 Position	0	2	100.00%
Borrower 1 Employer 2 Self-Employment Flag	0	2	100.00%
Borrower 1 Employer 3 Self-Employment Flag	0	1	100.00%
Borrower 1 Ethnicity - I do not wish to provide this information	0	31	100.00%
Borrower 1 Ethnicity - Not Hispanic or Latino	0	19	100.00%

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 20

Borrower 1 Ethnicity Visual Observation or Surname	0	19	100.00%
Borrower 1 First Name	2	156	98.72%
Borrower 1 Foreclosure in past 7 years?	0	31	100.00%
Borrower 1 FTHB	1	17	94.12%
Borrower 1 Has there been ownership in a property in last 3 yrs	0	6	100.00%
Borrower 1 How was title held?	0	10	100.00%
Borrower 1 Last Name	1	176	99.43%
Borrower 1 Marital Status	0	19	100.00%
Borrower 1 Middle Name	0	3	100.00%
Borrower 1 Name of Employer1	0	10	100.00%
Borrower 1 Name of Employer 2	0	2	100.00%
Borrower 1 Name of Employer 3	0	1	100.00%
Borrower 1 Originator Citizenship Designation	0	6	100.00%
Borrower 1 Other Income	0	8	100.00%
Borrower 1 Qualifying Income	1	11	90.91%
Borrower 1 Race - Black or African American	0	2	100.00%
Borrower 1 Race - I do not wish to provide this information	0	31	100.00%
Borrower 1 Race - Other Asian	0	1	100.00%
Borrower 1 Race - White	0	16	100.00%
Borrower 1 Rent or Own	1	23	95.65%
Borrower 1 Self-Employment Flag	0	11	100.00%
Borrower 1 Sex - Female	0	6	100.00%
Borrower 1 Sex - I do not wish to provide this information	0	31	100.00%
Borrower 1 Sex - Male	0	15	100.00%
Borrower 1 Sex Visual Observation or Surname	0	4	100.00%
Borrower 1 SSN	0	35	100.00%
Borrower 1 Telephone Interview	0	11	100.00%
Borrower 1 Years in Current Home	1	20	95.00%
Borrower 2 Birthdate	0	2	100.00%
Borrower 2 Citizen	0	2	100.00%
Borrower 2 Do you intend to occupy property as primary residence?	0	2	100.00%
Borrower 2 Employer 1 Position	0	2	100.00%
Borrower 2 Employer 1 Years in Line of Work	0	2	100.00%
Borrower 2 Ethnicity - I do not wish to provide this information	0	2	100.00%
Borrower 2 Ethnicity - Not Hispanic or Latino	0	2	100.00%
Borrower 2 First Name	0	13	100.00%
Borrower 2 Last Name	0	13	100.00%
Borrower 2 Marital Status	0	2	100.00%

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 21

Borrower 2 Middle Name	0	1	100.00%
Borrower 2 Name of Employer1	0	2	100.00%
Borrower 2 Qualifying Income	0	1	100.00%
Borrower 2 Race - I do not wish to provide this information	0	2	100.00%
Borrower 2 Race - White	0	2	100.00%
Borrower 2 Rent or Own	0	2	100.00%
Borrower 2 Self-Employment Flag	0	2	100.00%
Borrower 2 Sex - Female	0	1	100.00%
Borrower 2 Sex - I do not wish to provide this information	0	2	100.00%
Borrower 2 Sex - Male	0	1	100.00%
Borrower 2 SSN	0	3	100.00%
Borrower 2 Telephone Interview	0	2	100.00%
Borrower 2 Years in Current Home	0	2	100.00%
Business Purpose Flag	0	1	100.00%
Calculated DSCR	17	65	73.85%
Cash Disbursement Date	2	15	86.67%
Date Last Rate Was Set	2	2	0.00%
FHA Streamline/VA IRRL Indicator	0	31	100.00%
Final Reviewed QM Status	3	4	25.00%
First Payment Date	0	34	100.00%
Initial Monthly P&I Or IO Payment	0	15	100.00%
Interest Only Flag	0	144	100.00%
Interest Only Term	0	6	100.00%
Interest Rate	2	176	98.86%
Investor Loan ID	1	176	99.43%
Lender Name	1	110	99.09%
Lien Position	0	65	100.00%
Loan Amount	5	163	96.93%
Loan ID	0	176	100.00%
Loan Origination Company	0	17	100.00%
Loan Origination Company NMLS	0	8	100.00%
Loan Program	2	133	98.50%
Loan Purpose	0	66	100.00%
Loan Type	6	31	80.65%
Maturity Date	0	29	100.00%
MIN No	0	15	100.00%
Monthly Hazard Insurance Premium	1	11	90.91%
Monthly Property Tax Amount	0	12	100.00%
Negative Amortization Flag	0	31	100.00%
Note Date	2	37	94.59%
Note Type	0	31	100.00%
Number of Borrowers	0	31	100.00%

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 22

Number of Mortgaged Properties	7	31	77.42%
Number of Units	0	60	100.00%
Occupancy	0	164	100.00%
Origination Foreclosure Flag	0	15	100.00%
Originator Doc Type	6	97	93.81%
Originator QM Status	0	15	100.00%
Payment Frequency	0	15	100.00%
Prepayment Penalty Flag	1	26	96.15%
Prepayment Penalty Total Term	0	28	100.00%
Primary Appraised Property Value	0	22	100.00%
Property Address	1	175	99.43%
Property City	0	175	100.00%
Property County	0	46	100.00%
Property Rights	0	19	100.00%
Property State	0	66	100.00%
Property Type	19	147	87.07%
Property Value	4	63	93.65%
Property Zip Code	4	175	97.71%
Qualifying CLTV	0	12	100.00%
Qualifying FICO	11	124	91.13%
Qualifying LTV	11	114	90.35%
Qualifying Total Debt Income Ratio	23	73	68.49%
Qualifying Total Reserves Number of Months	5	15	66.67%
Refinance Type	2	72	97.22%
Sales Price	0	35	100.00%
Seller Loan ID	0	160	100.00%
Short Term Rent Source	0	2	100.00%
Subject Property Gross Rental income	0	4	100.00%
Term	1	129	99.22%
Total Qualified Assets Available For Reserves	3	14	78.57%
Total Qualifying Income	1	11	90.91%
ULI	0	27	100.00%
Underwriting Guideline Name	0	15	100.00%
Verified Doc Type	0	5	100.00%

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 23

CLARIFII THIRD PARTY REPORTS DELIVERED

Clarifii furnished the following reports on this transaction:

1.	Narrative Report/Executive Summary

2.	Attestation Forms

3.	ASF Report

4.	Rating Agency Grade Detail and Summary Report

5.	Data Compare Report

6.	Valuations Report

7.	Rating Agency ATR/QM Report

8.	Supplement Data Extract

9.	Business Purpose Supplement Data Extract Report

Disclaimer

Clarifii LLC (“the Company”) performs due diligence reviews for Residential Mortgage-Backed Securities, as well as, assets, collateral, counterparty operations, and similar diligence reviews in the consumer finance industry. In issuing reports and maintaining the ratings provided for herein, the Company relies on factual information it receives from issuers, underwriters, and from other sources which the Company reasonably believes to be credible. The Company conducts reasonable investigation of the factual information relied upon by it in accordance with its ratings methodology. The Company also makes reasonably good faith attempts to verify the information from independent sources (to the extent such sources are available).

Please be advised that Clarifii has not determined whether the Loans comply with federal, state, or local laws, constitutional provisions, regulations or ordinances, including, but not limited to, licensing and general usury laws that set rate and/or fee limitations, unless listed above. Clarifii’s review is focused on issues that raise concerns for secondary market investors and other assignees, based on potential for assignee liability, an adverse impact on the lien, and regulatory, litigation and headline risk. Clarifii’s review is not designed to fully test a lender’s compliance with all applicable disclosure and licensing requirements. The findings reached by Clarifii are dependent upon its receiving complete and accurate data regarding the Loans from Loan originators and other third parties. Please be further advised that Clarifii and its employees do not engage in the practice of law, and the findings set forth in the reports prepared by Clarifii do not constitute legal advice or opinions.

Ratings, analysis, reports, and other opinions (referred to collectively as “Reports”) issued by the Company are provided “as is” and without representation or warranty of any kind. The Company hereby disclaims any representation or warranty (whether express or implied) as to accuracy, completeness, merchantability, or fitness for a particular purpose. Reports are not a recommendation to buy, sell, or retain any security. All reports are deemed jointly prepared, and no individual shall be exclusively deemed the “author” of any Report. Individuals identified in a Report were involved in, but are not solely responsible for, the contents of any Report.

Unless expressly stated otherwise, Reports do not assess any risk other than credit risk. In particular, any rating or grading in a Report does not take into consideration the risk of any security (or any portion thereof) due to changes in market conditions.

The Company does not provide investment, legal, or tax advice, and the Reports may not be construed as such. Reports are issued for the benefit of the entity requesting the Report, only, and may not be used by third parties without the express written consent of the Company and the requesting party. Reports are based on available information and current regulations as of the date of the Report, and the Company disclaims any obligation to update Reports due to a change of fact of regulation which occurs after the date of issuance.

© 2026 Clarifii LLC. All rights reserved.

MSRM 2026-NQM3 Due Diligence Narrative Report – PagE | 24